Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015
Supplement [Text Block]	petft_SupplementTextBlock
POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 6, 2016 TO THE

PROSPECTUS DATED AUGUST 28, 2015, AS PREVIOUSLY SUPPLEMENTED

MARCH 8, 2016, FEBRUARY 29, 2016, DECEMBER 21, 2015 AND DECEMBER 4, 2015

Effective immediately, the Prospectus is revised as follows:

•	On page 185, the following is added as a subsection under the section titled “Summary Information—Principal Risks of Investing in the Fund—ADR Risk”:
“Clean Energy Industry Risk. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect the clean energy industry. In addition, intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts can significantly affect the clean energy industry. Risks associated with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can significantly affect this industry. Also, supply and demand for specific products or services, the supply and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions may affect this industry. Currently, certain valuation methods used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded publicly, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.”

PowerShares Water Resources Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock
POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 6, 2016 TO THE

PROSPECTUS DATED AUGUST 28, 2015, AS PREVIOUSLY SUPPLEMENTED

MARCH 8, 2016, FEBRUARY 29, 2016, DECEMBER 21, 2015 AND DECEMBER 4, 2015

Effective immediately, the Prospectus is revised as follows:

•	On page 185, the following is added as a subsection under the section titled “Summary Information—Principal Risks of Investing in the Fund—ADR Risk”:
“Clean Energy Industry Risk. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect the clean energy industry. In addition, intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts can significantly affect the clean energy industry. Risks associated with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can significantly affect this industry. Also, supply and demand for specific products or services, the supply and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions may affect this industry. Currently, certain valuation methods used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded publicly, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.”